Plan Termination	12 Months Ended
Dec. 31, 2025
EBP Plan No. 003
EBP, Description of Plan [Line Items]
Plan Termination	Plan Termination
Although it has not expressed any intention to do so, the Corporation has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions set forth in ERISA. In the event the Plan terminates, the total amounts credited to the accounts of each participant become fully vested and no further allocations shall be made.